BORROWINGS FROM A FINANCIAL INSTITUTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Long-Term Debt, Term					12 months
Interest rate	13.04%		13.04%		13.04%
Interest expense					$ 450,889	$ 531,954
Shor-Term Loan from Financial Institutions [Member]
Short-term loan from a bank and the difference between the actual proceeds disbursed by the financial institution to Jinkailong	$ 22,857		$ 22,857		145,542
Financial Institutions Borrower [Member] | Discontinued Operations [Member]
Interest Expense, Borrowings		$ 16,475		$ 38,251	501,361	579,870
Financial Institutions Borrower [Member] | Continuing Operations [Member]
Interest Expense, Borrowings	$ 6,975	$ 0	$ 6,975	$ 5,872	$ 5,893	$ 0